Provisions - Cost of Benefit (Detail) - Long-term employee benefits [member] - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Current services cost	$ 209	$ 681
Interest expense on obligation	447	510
Total	$ 656	$ 1,191